Stockholders' Equity	12 Months Ended
Jul. 31, 2018
Stockholders' equity
Stockholders' Equity

7. Stockholders’ Equity

 Preferred Stock

As of July 31, 2018, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2018 and July 31, 2017, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2018, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

Schedule TO and Warrant Exercises

On October 10, 2017, we closed the Tender Offer. Specifically, we filed a Schedule TO with the SEC on August 25, 2017 offering to (i) reduce the exercise price of the warrants to purchase 4,104,980 shares of common stock issued to investors participating in our private placement financing completed on August 29, 2014, as amended (the “2014 Warrants”) from $0.75 per share to $0.60 per share of common stock in cash, (ii) reduce the exercise price of outstanding warrants to purchase 1,986,101 shares of common stock issued to investors participating in our private placement financing completed on November 23, 2015 (the “2015 Warrants”) from $0.45 per share to $0.40 per share of common stock in cash, (iii) reduce the exercise price of the outstanding warrants to purchase 1,572,941 shares of common stock issued to investors participating in our private placement financing completed on January 23, 2017 (the “2017 Warrants”, together with the 2014 Warrants and 2015 Warrants, the “Original Warrants”) from $1.25 per share to $0.85 per share of common stock in cash, (iv) shorten the exercise period of the Original Warrants so that they expired concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on September 25, 2017 (“Expiration Date”) unless extended until the Subsequent Expiration Date (as defined below), (v) delete the cashless exercise provisions in the Original Warrants and (vi) delete the price-based anti-dilution provisions contained in the 2015 Warrants.

Additionally, we requested the holders of a majority of the shares issuable upon exercise of the 2014 Warrants (the “2014 Requisite Majority”), 2015 Warrants (the “2015 Requisite Majority”) and 2017 Warrants (the “2017 Requisite Majority”) to approve an amendment of all of the outstanding 2014 Warrants, 2015 Warrants and 2017 Warrants, respectively, to amend such Original Warrants in the same manner as set forth above (the “Aggregate Warrant Amendment”), except the Expiration Date would be extended until October 10, 2017 (the “Subsequent Expiration Date”) if such Aggregate Warrant Amendment was approved with respect to such class of Original Warrants. The 2015 Requisite Majority approved an amendment of all of the outstanding 2015 Warrants and holders of 2015 Warrants had until the Subsequent Expiration Date to exercise their 2015 Warrants (the “Subsequent Offer Period”).

The Offer to Amend and Exercise with respect to the 2014 Warrants and 2017 Warrants expired on the Expiration Date of September 25, 2017. As of September 25, 2017, 1,491,649 shares of common stock were issued upon exercise of 2014 Warrants, 1,599,135 shares of common stock were issued upon exercise of 2015 Warrants and 1,396,470 shares of common stock were issued upon exercise of 2017 Warrants, for aggregate gross proceeds to us of approximately $2,720,000. During the Subsequent Offer Period, 2015 Warrants to purchase 268,909 shares of common stock were exercised for aggregate gross proceeds to us of approximately $107,000. 2014 Warrants to purchase 2,533,331 shares of common stock and 2017 Warrants to purchase 176,471 shares of common stock at exercise prices of $0.75 per share and $1.25 per share, respectively, continue to remain outstanding and no 2015 Warrants remain outstanding.

Original Warrants (including 2015 Warrants exercised during the Subsequent Offer Period) to purchase an aggregate of 4,756,163 shares of common stock were tendered and exercised in the Offer to Amend and Exercise for aggregate net proceeds to us of approximately $2,632,000. Garden State Securities Inc. assisted the Company as warrant solicitation agents with respect to the 2017 Warrants.

Due to the reduction in exercise price for the Original Warrants issued in connection with the Schedule TO, we determined it was appropriate to record $876,000 of expense in the consolidated statement of operations for the inducement to exercise the Original Warrants.

Prior Year Private Placements

On December 1, 2016, we completed an initial closing (the “Initial Closing”) of a private placement financing (the “Private Placement Offering”) to accredited investors. We raised aggregate gross proceeds of $1,000,000 from the sale of (i) an aggregate of 1,176,472 shares of the Company’s common stock at a purchase price of $0.85 per share and (ii) warrants to purchase up to an aggregate of 1,176,472 shares of common stock with a term of five years at an exercise price of $1.25 per share. We determined the warrants issued in connection with the Initial Closing were equity instruments and did not represent derivative instruments.

On January 23, 2017, we closed on a second and final closing (the “Final Closing”) of the Private Placement Offering. In the Final Closing we raised aggregate gross proceeds of approximately $337,000 from the sale of (i) an aggregate of 396,469 shares of the Company’s common stock at a purchase price of $0.85 per share and (ii) warrants to purchase up to an aggregate of 396,469 shares of common stock with a term of five years at an exercise price of $1.25 per share. The securities issued in the Private Placement Offering were issued pursuant to a securities purchase agreement entered into with the accredited investors. We determined the warrants issued in connection with the Final Closing were equity instruments and did not represent derivative instruments.

We utilized the services of a placement agent for the Private Placement Offering. In connection with the Private Placement Offering, we paid such placement agent an aggregate cash fee of $128,600 and issued to such placement agent or its designees warrants to purchase 151,294 shares of common stock at an exercise price of $1.275 per share. The terms of the placement agent warrants are substantially identical to the investor warrants, other than the exercise price and the holders’ ability to exercise the placement agent warrants on a cashless basis at its discretion. Additionally, we agreed to pay the placement agent a $12,000 due diligence fee and to reimburse the placement agent for fees of counsel up to $35,000.

The net proceeds from the Private Placement Offering was approximately $1,049,000.

Other Activity

On October 1, 2017, we entered into a two-year service agreement for business development services. In accordance with the agreement we issued 50,000 shares of common stock, with a value of $51,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the fiscal year ended July 31, 2018, we recognized $21,000 of expense related to these services.

On April 13, 2016, we entered into a two-year service agreement for general financial advisory services. In accordance with the agreement we issued 250,000 shares of common stock, with a value of $290,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. For the years ended July 31, 2018 and 2017, we recognized $101,000 and $144,000 of expense related to these services, respectively.

Warrants

During the fiscal year ended July 31, 2018, in addition to the 4,756,163 Original Warrants exercised, there were net exercises on 573,057 warrants which resulted in the issuance of 158,342 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreement, we did not receive any cash proceeds. 198,057 of the warrants exercised during the period were issued in connection with the Original Warrants discussed above.

During the fiscal year ended July 31, 2017, we received approximately $185,000 from the exercise of warrants to purchase 342,116 shares of common stock. 236,116 of the warrants exercised contained derivative features, while 106,000 of the warrants exercised were considered equity instruments. In addition, there was a net exercise on 5,335 warrants which resulted in the issuance of 4,179 shares of our common stock.

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2016	7,056,426
Issued	1,724,235
Exercised	(347,451)
Expired/Cancelled	(129,374)
Outstanding at July 31, 2017	8,303,836
Issued	—
Exercised	(5,329,220)
Expired/Cancelled	(113,520)
Outstanding at July 31, 2018	2,861,096

The following table summarizes information related to warrants outstanding at July 31, 2018:

Expiration	Exercise
Date	Price	Shares
08/29/19	$0.75	2,533,331
12/01/21	$1.25	58,824
12/01/21	$1.28	117,647
01/23/22	$1.25	117,647
01/23/22	$1.28	33,647
		2,861,096